UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2003

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

Form 13F File Number:  28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

        Leo Kirby                  New York, N.Y.            February 12, 2004
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        28
                                           -----------

Form 13F Information Table Entry Value:      201,699
                                           -----------
                                           (thousands)

List of Other Included Managers:  None


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

   COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                                                                                                --------------------
                              TITLE
                                OF                    VALUE      SHRS OR    SH/  PUT/  INVESTMENT  OTHER
   NAME OF ISSUER             CLASS       CUSIP      (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED NONE
-----------------             -----       -----      --------    -------    ---  ----  ----------  --------     ----     ------ ----
Aclara Biosciences            COM         00461P106        85      23,199    SH        SOLE                      23,199
Adolor Pharmaceuticals        COM         00724X102       536      26,800    SH        SOLE                      26,800
Alexion Pharmaceuticals       COM         015351109     6,293     369,938    SH        SOLE                     369,938
Alkermes                      COM         01642T108     2,539     188,059    SH        SOLE                     188,059
Amylin Pharmaceuticals        COM         032346108    27,397   1,233,005    SH        SOLE                   1,233,005
Arena Pharmaceuticals         COM         040047102       253      40,800    SH        SOLE                      40,800
Atherogenics                  COM         047439104       217      14,600    SH        SOLE                      14,600
Autoimmune                    COM         052776101        41      26,100    SH        SOLE                      26,100
Human Genome                  COM         444903108     4,372     329,968    SH        SOLE                     329,968
Incyte Genomics               COM         45337C102    20,616   3,014,070    SH        SOLE                   3,014,070
Intrabiotics Pharmaceuticals  COM         46116T506     6,905     428,903    SH        SOLE                     428,903
Medarex                       COM         583916101       607      97,463    SH        SOLE                      97,463
Nektar Therapeutics           COM         640268108       347      25,500    SH        SOLE                      25,500
Neurogen                      COM         64124E106     5,745     683,100    SH        SOLE                     683,100
Onyx Pharmaceuticals          COM         683399109     3,735     132,300    SH        SOLE                     132,300
Pharmacyclics                 COM         716933106       262      35,300    SH        SOLE                      35,300
Praecis Pharmaceuticals       COM         739421105       323      50,100    SH        SOLE                      50,100
Regeneron Pharmaceuticals     COM         75886F107     7,077     481,134    SH        SOLE                     481,134
Salix Pharmaceuticals         COM         795435106     4,110     181,233    SH        SOLE                     181,233
Sequenom                      COM         817337108     1,230     384,471    SH        SOLE                     384,471
Tanox                         COM         87588Q109     1,229      82,792    SH        SOLE                      82,792
Trimeris                      COM         896263100    71,910   3,434,120    SH        SOLE                   3,434,120
Tularik                       COM         899165104     6,635     411,596    SH        SOLE                     411,596
Vicuron Pharmaceuticals       COM         926471103       231      12,400    SH        SOLE                      12,400
Virologic                     COM         92823R201     2,142     569,799    SH        SOLE                     569,799


Incyte Genomics Notes
  5.5% 3/01/2007              CONV BONDS  45337CAC6     4,400   5,000,000    PRN       SOLE                   5,000,000
Regeneron Conv Notes
  5.5% 10/17/08 (144A)        CONV BONDS  75886FAB3    17,743  18,800,000    PRN       SOLE                  18,800,000
Regeneron Conv Notes
  5.5% 10/17/08               CONV BONDS  75886FAA5     4,719   5,000,000    PRN       SOLE                   5,000,000

                                                      -------
                                                      201,699
                                                      =======